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[LETTERHEAD OF STATE STREET RESEARCH & MANAGEMENT COMPANY
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:   State Street Research Money Market Trust
      Securities Act of 1933 Registration No. 2-97506
      Investment Company Act of 1940 File No. 811-4295
      CIK No. 0000768530

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH MONEY MARKET TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 18 under the Securities Act; Amendment No. 22 under the Investment Company Act of 1940, as amended) for the State Street Research Money Market Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-02-029069).

STATE STREET RESEARCH
MONEY MARKET TRUST

By:      /s/ Amy L. Simmons
         ------------------
         Amy L. Simmons
         Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter T. Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company